Fair Value of Financial Instruments and Risk Management - Derivative Contracts Under Master Netting Agreements and Collateral Positions (Details) (Details) - Energy contracts - CAD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Derivative assets
Gross Amount Recognized in Balance Sheet	$ 102	$ 70
Counterparty Netting of Energy Contracts	(36)	(30)
Cash Collateral Received/Posted	15	15
Net Amount	81	55
Derivative liabilities
Gross Amount Recognized in Balance Sheet	(144)	(199)
Counterparty Netting of Energy Contracts	36	30
Cash Collateral Received/Posted	0	0
Net Amount	$ (108)	$ (169)